Portfolio of Investments
Columbia Limited Duration Credit Fund, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 82.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.5%
Lockheed Martin Corp.
11/23/2020	2.500%	10,185,000	10,242,729
Automotive 1.8%
Ford Motor Credit Co. LLC
06/09/2025	4.687%	11,575,000	11,841,028
Banking 9.0%
American Express Co.
05/20/2022	2.750%	4,985,000	5,080,827
02/27/2023	3.400%	6,670,000	6,957,010
Bank of Montreal
03/26/2022	2.900%	5,900,000	6,020,089
02/05/2024	3.300%	2,795,000	2,919,841
Bank of Nova Scotia (The)
02/11/2024	3.400%	5,460,000	5,727,698
Capital One Financial Corp.
05/12/2020	2.500%	2,129,000	2,133,518
04/30/2025	4.250%	6,415,000	6,994,653
Goldman Sachs Group, Inc. (The)
02/20/2024	3.625%	6,880,000	7,235,765
Toronto-Dominion Bank (The)
03/11/2024	3.250%	5,950,000	6,234,475
Wells Fargo & Co.(a)
10/30/2025	2.406%	6,505,000	6,516,085
Wells Fargo Bank NA
10/22/2021	3.625%	4,610,000	4,750,305
Total			60,570,266
Cable and Satellite 3.1%
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	917,000	1,011,048
NBCUniversal Media LLC
04/01/2021	4.375%	8,995,000	9,310,581
Sky PLC(b)
09/16/2024	3.750%	9,525,000	10,257,472
Total			20,579,101
Chemicals 0.7%
Dow Chemical Co. (The)(b)
05/15/2024	3.150%	4,560,000	4,698,993
Diversified Manufacturing 3.0%
Honeywell International, Inc.
11/01/2021	1.850%	9,095,000	9,111,835
08/08/2022	2.150%	2,212,000	2,234,264
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Technologies Corp.
05/04/2020	1.900%	4,440,000	4,439,280
06/01/2022	3.100%	4,455,000	4,591,234
Total			20,376,613
Electric 15.8%
AEP Texas, Inc.
10/01/2022	2.400%	7,765,000	7,825,528
American Electric Power Co., Inc.
11/13/2020	2.150%	3,753,000	3,759,883
12/01/2021	3.650%	1,548,000	1,600,914
CenterPoint Energy Houston Electric LLC
06/01/2021	1.850%	2,765,000	2,764,488
CenterPoint Energy, Inc.
09/01/2024	2.500%	4,411,000	4,440,717
CMS Energy Corp.
03/01/2024	3.875%	6,245,000	6,586,208
11/15/2025	3.600%	9,345,000	9,845,013
02/15/2027	2.950%	860,000	873,691
DTE Energy Co.
06/01/2024	3.500%	4,081,000	4,266,889
10/01/2026	2.850%	6,203,000	6,295,177
Duke Energy Corp.
09/01/2026	2.650%	10,586,000	10,714,398
Emera U.S. Finance LP
06/15/2021	2.700%	8,031,000	8,102,853
06/15/2026	3.550%	5,330,000	5,611,323
Eversource Energy
10/01/2024	2.900%	8,650,000	8,887,019
Public Service Enterprise Group, Inc.
11/15/2019	1.600%	4,575,000	4,573,347
06/15/2024	2.875%	4,948,000	5,085,619
Southern Co. (The)
07/01/2021	2.350%	4,050,000	4,073,782
07/01/2026	3.250%	6,790,000	7,088,624
Xcel Energy, Inc.
03/15/2021	2.400%	3,740,000	3,760,525
Total			106,155,998
Finance Companies 1.8%
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	11,465,000	11,788,989
Food and Beverage 9.1%
Bacardi Ltd.(b)
07/15/2026	2.750%	13,676,000	13,279,820
Columbia Limited Duration Credit Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Conagra Brands, Inc.
11/01/2025	4.600%	1,530,000	1,696,170
Diageo Capital PLC
07/15/2020	4.828%	4,300,000	4,387,299
JM Smucker Co. (The)
12/06/2019	2.200%	2,385,000	2,384,647
03/15/2020	2.500%	6,718,000	6,728,621
Kraft Heinz Foods Co. (The)
06/01/2026	3.000%	13,215,000	13,173,637
Molson Coors Brewing Co.
03/15/2020	2.250%	4,155,000	4,154,821
07/15/2021	2.100%	2,915,000	2,916,679
Mondelez International Holdings Netherlands BV(b)
10/28/2021	2.000%	8,805,000	8,800,959
Sysco Corp.
07/15/2021	2.500%	3,675,000	3,710,166
Total			61,232,819
Health Care 4.4%
Becton Dickinson and Co.
11/08/2021	3.125%	5,607,000	5,718,697
12/15/2024	3.734%	4,470,000	4,774,908
Cardinal Health, Inc.
06/15/2027	3.410%	4,765,000	4,850,355
Cigna Corp.(b)
10/15/2027	3.050%	4,170,000	4,218,343
CVS Health Corp.
03/25/2025	4.100%	9,430,000	10,132,997
Total			29,695,300
Healthcare Insurance 0.5%
Aetna, Inc.
11/15/2022	2.750%	3,220,000	3,266,841
Independent Energy 0.7%
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,455,000	4,713,350
Life Insurance 7.8%
AIG Global Funding(b)
07/02/2020	2.150%	2,180,000	2,183,087
Five Corners Funding Trust(b)
11/15/2023	4.419%	5,430,000	5,893,744
Guardian Life Global Funding(b)
05/06/2024	2.900%	7,030,000	7,251,712
MassMutual Global Funding II(b)
07/01/2022	2.250%	4,609,000	4,631,722
06/22/2024	2.750%	8,015,000	8,227,037
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Life Global Funding I(b)
06/12/2020	2.050%	8,980,000	8,984,849
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	14,178,000	14,974,747
Total			52,146,898
Media and Entertainment 2.5%
Discovery Communications LLC
06/15/2020	2.800%	13,643,000	13,699,659
Walt Disney Co. (The)
09/01/2022	1.650%	2,820,000	2,816,086
Total			16,515,745
Midstream 6.7%
Enterprise Products Operating LLC
02/15/2021	2.800%	3,665,000	3,702,750
Kinder Morgan Energy Partners LP
05/01/2024	4.300%	2,132,000	2,281,040
MPLX LP(b)
12/01/2027	4.250%	4,685,000	4,933,900
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	15,835,000	16,723,676
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	4,714,000	4,854,411
Western Gas Partners LP
07/01/2026	4.650%	3,037,000	3,028,560
Williams Companies, Inc. (The)
09/15/2025	4.000%	9,150,000	9,691,744
Total			45,216,081
Natural Gas 2.4%
NiSource Finance Corp.
05/15/2027	3.490%	3,255,000	3,424,296
NiSource, Inc.
11/17/2022	2.650%	5,850,000	5,934,000
06/15/2023	3.650%	3,870,000	4,045,687
Sempra Energy
06/15/2024	3.550%	2,320,000	2,421,922
Total			15,825,905
Pharmaceuticals 3.9%
AbbVie, Inc.
05/14/2025	3.600%	5,855,000	6,135,578
Allergan Funding SCS
06/15/2024	3.850%	6,590,000	6,945,603

2	Columbia Limited Duration Credit Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
11/15/2021	3.875%	9,660,000	9,989,029
05/11/2022	2.650%	2,770,000	2,812,126
Total			25,882,336
Railroads 1.7%
Canadian National Railway Co.
02/03/2020	2.400%	7,940,000	7,947,503
Norfolk Southern Corp.
04/01/2022	3.000%	3,085,000	3,148,866
Total			11,096,369
Technology 3.2%
Apple, Inc.
09/11/2022	1.700%	2,552,000	2,552,766
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	8,430,000	8,514,839
International Business Machines Corp.
05/13/2022	2.850%	10,330,000	10,564,367
Total			21,631,972
Transportation Services 0.7%
ERAC U.S.A. Finance LLC(b)
11/15/2024	3.850%	4,442,000	4,741,315
Wireless 1.7%
American Tower Corp.
01/15/2025	2.950%	10,985,000	11,274,444
Wirelines 0.9%
AT&T, Inc.
02/17/2021	2.800%	3,480,000	3,515,854
Verizon Communications, Inc.
04/01/2021	4.600%	2,645,000	2,745,008
Total			6,260,862
Total Corporate Bonds & Notes (Cost $540,931,782)			555,753,954

Treasury Bills 2.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 2.1%
U.S. Treasury Bills
11/21/2019	1.840%	14,000,000	13,985,201
Total Treasury Bills (Cost $13,981,761)			13,985,201

U.S. Treasury Obligations 5.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2022	1.500%	36,500,000	36,488,594
Total U.S. Treasury Obligations (Cost $36,501,121)			36,488,594

Money Market Funds 9.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.938%(c),(d)	65,145,400	65,138,886
Total Money Market Funds (Cost $65,138,886)		65,138,886
Total Investments in Securities (Cost: $656,553,550)		671,366,635
Other Assets & Liabilities, Net		(862,450)
Net Assets		670,504,185

At October 31, 2019, securities and/or cash totaling $961,773 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	633	12/2019	USD	136,475,789	—	(258,454)
U.S. Treasury 5-Year Note	452	12/2019	USD	53,879,813	—	(101,191)
Total					—	(359,645)

Columbia Limited Duration Credit Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2019 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(923)	12/2019	USD	(120,264,016)	835,432	—
U.S. Ultra Bond 10-Year Note	(38)	12/2019	USD	(5,400,156)	72,946	—
Total					908,378	—
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2019.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the total value of these securities amounted to $103,077,700, which represents 15.37% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.938%
	65,870,256	107,616,784	(108,341,640)	65,145,400	—	—	301,671	65,138,886
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Limited Duration Credit Fund | Quarterly Report 2019